Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 05, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2
PGIM Core Conservative Bond Fund
PGIM Jennison Small-Cap Core Equity Fund
PGIM QMA Commodity Strategies Fund
PGIM QMA Emerging Market Equity Fund
PGIM QMA International Developed Markets Index Fund
PGIM QMA Mid-Cap Core Equity Fund
PGIM QMA US Broad Market Index Fund
Prudential Investment Portfolios 3
PGIM Global Dynamic Bond Fund
PGIM QMA Global Tactical Allocation Fund
PGIM Real Assets Fund
Prudential Investment Portfolios 5
PGIM Jennison Rising Dividend Fund
Prudential Investment Portfolios 9
PGIM International Bond Fund
PGIM Real Estate Income Fund
PGIM Select Real Estate Fund
Prudential Investment Portfolios 12
PGIM Jennison Technology Fund
PGIM QMA Large-Cap Core Equity PLUS Fund
PGIM US Real Estate Fund

Prudential Global Total Return Fund, Inc.
PGIM Global Total Return (USD Hedged) Fund
Prudential World Fund, Inc.
PGIM Emerging Markets Debt Hard Currency Fund
PGIM Emerging Markets Debt Local Currency Fund
PGIM Jennison Emerging Markets Equity Opportunities Fund
PGIM Jennison Global Infrastructure Fund
The Target Portfolio Trust
PGIM Corporate Bond Fund
PGIM ETF Trust
PGIM Active High Yield Bond ETF
PGIM QMA Strategic Alpha International Equity ETF
PGIM QMA Strategic Alpha Large-Cap Core ETF
PGIM QMA Strategic Alpha Small-Cap Growth ETF
PGIM QMA Strategic Alpha Small-Cap Value ETF

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM Core Conservative Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM Core Conservative Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM Jennison Small-Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM Jennison Small-Cap Core Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM QMA Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM QMA Commodity Strategies Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM QMA Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM QMA Emerging Market Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM QMA International Developed Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM QMA International Developed Markets Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM QMA Mid-Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM QMA Mid-Cap Core Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 2 | PGIM QMA US Broad Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 2 PGIM QMA US Broad Market Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM Global Dynamic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3 PGIM Global Dynamic Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM QMA Global Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3 PGIM QMA Global Tactical Allocation Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 3 | PGIM Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3 PGIM Real Assets Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5 | PGIM JENNISON RISING DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 5 PGIM Jennison Rising Dividend Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9 PGIM International Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9 PGIM Real Estate Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9 | PGIM Select Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 9 PGIM Select Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM Jennison Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12 PGIM Jennison Technology Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM QMA Large-Cap Core Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12 PGIM QMA Large-Cap Core Equity PLUS Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM US Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12 PGIM US Real Estate Fund

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC. | PGIM Global Total Return (USD Hedged) Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential Global Total Return Fund, Inc. PGIM Global Total Return (USD Hedged) Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Emerging Markets Debt Hard Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc. PGIM Emerging Markets Debt Hard Currency Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc. PGIM Emerging Markets Debt Local Currency Fund

PRUDENTIAL WORLD FUND, INC. | PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc. PGIM Jennison Emerging Markets Equity Opportunities Fund

PRUDENTIAL WORLD FUND, INC. | PGIM Jennison Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

Prudential World Fund, Inc. PGIM Jennison Global Infrastructure Fund

TARGET PORTFOLIO TRUST | PGIM CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

The Target Portfolio Trust PGIM Corporate Bond Fund

PGIM ETF TRUST | PGIM Active High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

PGIM ETF Trust PGIM Active High Yield Bond ETF

PGIM ETF TRUST | PGIM QMA Strategic Alpha International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

PGIM ETF Trust PGIM QMA Strategic Alpha International Equity ETF

PGIM ETF TRUST | PGIM QMA Strategic Alpha Large-Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

PGIM ETF Trust PGIM QMA Strategic Alpha Large-Cap Core ETF

PGIM ETF TRUST | PGIM QMA Strategic Alpha Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

PGIM ETF Trust PGIM QMA Strategic Alpha Small-Cap Growth ETF

PGIM ETF TRUST | PGIM QMA Strategic Alpha Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 5, 2019

to the Currently Effective Prospectus and Summary Prospectus
of the Funds Listed Below

Effective immediately, each Fund’s Summary Prospectus and Statutory Prospectus are restated as set forth below.

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

I.	In each Fund’s Summary Prospectus, the section entitled “Investments, Risks and Performance—Principal Risks” is hereby amended and restated to add the following risk factor:

Large Shareholder Risk.  Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.  There is no requirement that these entities maintain their investment in the Fund.  There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.  Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM INVESTMENTS FUNDS

PGIM ETF Trust PGIM QMA Strategic Alpha Small-Cap Value ETF